Income Tax - Summary Of Income Tax (Parenthetical) (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate	1.10%	0.00%	0.00%	0.00%	0.00%
Zanite Acquisition Corp [Member] | United States
Effective income tax rate			21.00%
Zanite Acquisition Corp [Member] | State and local
Effective income tax rate			5.00%
Zanite Acquisition Corp [Member] | Brazil
Effective income tax rate			34.00%